Related Party Transactions and Balances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions and Balances [Line Items]
Rental fee amount	$ 12,056
Property management fee	2,007
Settlement of due from related parties	9,181,726
Settlement of due to related parties	9,181,726
Payment of loans amount	(159,818)	$ (3,012,347)	$ (2,610,257)
Collected advances amount	178,129	4,220,314	1,698,618
Borrowed related parties	$ 12,063,783	25,390,149	$ 18,299,426
Shi Lin [Member]
Related Party Transactions and Balances [Line Items]
Settlement of due from related parties		1,335,008
Teng Xin [Member]
Related Party Transactions and Balances [Line Items]
Settlement of due to related parties		$ 1,335,008